Equity - contributed equity	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Equity - contributed equity
Note 18. Equity - contributed equity

	Consolidated
	2020 Shares	2019 Shares	2020 $	2019 $

Ordinary shares - fully paid	94,598,369	62,166,673	48,781,214	36,641,519

Movements in Ordinary share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2018	48,409,621		31,575,824
Share placement	24 October 2018	8,900,001	$0.380	3,382,000
Milestone 1 shares issued in connection with purchase of Glioblast Pty Limited (GDC-0084)	9 November 2018	2,820,824	$0.440	1,250,000
Issued under Share Purchase Plan	23 November 2018	2,036,227	$0.380	773,760
Share issue transaction costs		—	$0.000	(340,065)

Balance	30 June 2019	62,166,673		36,641,519

Share placement	1 November 2019	10,000,000	$0.400	4,000,000
Share placement	16 April 2020	18,041,667	$0.400	7,216,667
Issued under the Share Purchase Plan	11 May 2020	4,390,010	$0.400	1,756,004
Issued on conversion of options		19	$4.000	76
Share issue transaction costs		—	$0.000	(833,052)

Balance	30 June 2020	94,598,369		48,781,214

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Share
buy-back
There is no current
on-market
share
buy-back.

Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.
Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
The capital structure of the consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.
The capital risk management policy remains unchanged from the prior year.